Federal Home Loan Bank Advances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Federal Home Loan Banks [Abstract]
Summary of Federal Home Loan Bank Advances Classified as Short Term

As of at June 30, 2016, the Company had the following FHLB advances ($ in thousands).

Maturing in the Year Ending December 31,	Advance Type	Interest Rate	Amount
2016	Fixed Rate	0.62%	$10,000
2016	Fixed Rate	0.60%	$10,000
2016	Fixed Rate	0.57%	$10,000

Total			$30,000

A summary of FHLB advances at December 31, 2015 is presented below ($ in thousands).

Maturing in the Year Ending December 31,	Advance Type	Interest Rate	Amount
2016	Fixed Rate	0.32%	$7,500
2016	Fixed Rate	0.37%	$20,000

			$27,500